Supplemental Information to Statements of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Supplementary Information to Statements of Operations [Abstract]
Schedule of Financial Expenses	Financial expenses:
	Year ended December 31,
	2025	2024	2023

Financial income (expenses):
In respect of interest loans and bank fees	(673)	(197)	(402)
Other (mainly foreign currency differences)	1,263	58	(39)

	590	(139)	(441)

	$590	(139)	$(441)

Schedule of Net Earnings Per Share	Net earnings per share:
	Year ended December 31,
	2025	2024	2023
1. Numerator:
Income (loss)	$3,611	2,300	$2,005

Net income (loss) available to Ordinary shareholders	$3,611	2,300	$2,005

2. Denominator (in thousands):

Basic weighted average Ordinary shares outstanding (in thousands)	6,161	5,756	5,727
Diluted weighted average Ordinary shares outstanding (in thousands)	6,312	5,887	5,905

Basic income (loss) per share	$0.59	0.40	$0.35
Diluted income (loss) per share	$0.57	0.39	$0.34